Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses at December 31, 2020 and 2019, are shown as follows:

	2020	2019
General expenses	$259,151	$212,595
Operating expenses	57,929	96,004
Purchased services	89,976	95,470
Taxes payable	38,281	37,637
Salaries and wages	924	3,256
Others	78,847	54,567
	$525,108	$499,529